Decommissioning liability (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mexico
Disclosure of other provisions [line items]
Estimated undiscounted cash flows	$ 1,182	$ 949
Discount rate	5.60%	7.00%
Settlement period	4 years	4 years
Inflation	4.00%	4.00%
Peru
Disclosure of other provisions [line items]
Estimated undiscounted cash flows	$ 24,297	$ 20,249
Discount rate	4.10%	5.00%
Inflation	2.00%	2.00%
Minimum | Peru
Disclosure of other provisions [line items]
Settlement period	3 years	4 years
Maximum | Peru
Disclosure of other provisions [line items]
Settlement period	14 years	15 years